Redeemable non-controlling interests (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jun. 30, 2018 CNY (¥)
Redeemable non-controlling interests
Redeemable non-controlling interests	$ 209,111	¥ 1,455,787	¥ 1,329,197	¥ 1,269,900
Deadlock period	60 days
Percentage of simple interest on original issue price considered in redemption price	10.00%
Redemption value		1,265,900
Amount of outstanding consideration paid under redeemable preferred share		¥ 4,000